PROVISIONS, COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2023
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of provisions
The following table summarises the movement of provisions for the periods presented:

	Restructuring Provision	Other Provisions[1]	Total
	€ million	€ million	€ million
Balance as at 31 December 2022	137	33	170
Charged/(credited) to profit or loss:
Additional provisions recognised	37	7	44
Unused amounts reversed	(3)	(3)	(6)
Utilised during the period	(54)	(2)	(56)
Balance as at 30 June 2023	117	35	152
[1] Other provisions primarily relate to decommissioning provisions, property tax assessment provisions and legal reserves.